Investments (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Schedule of Investment

	As at March 31,
	2021		2022
Non-current
Financial instruments at FVTPL
Equity instruments	₹	—	₹	1,976
Fixed maturity plan mutual funds		—		513
Financial instruments at FVTOCI
Equity instruments		10,572		14,963
Financial instruments at amortized cost
Inter corporate and term deposits *		4		1,657

	₹	10,576	₹	19,109
Current
Financial instruments at FVTPL
Short-term mutual funds	₹	23,502	₹	15,550
Financial instruments at FVTOCI
Non-convertible debentures, government securities, commercial papers, certificate of deposit and bonds		131,382		204,839
Financial instruments at amortized cost
Inter corporate and term deposits*		20,823		21,266

	₹	175,707	₹	241,655

Total	₹	186,283	₹	260,764

* These deposits earn a fixed rate of interest. Term deposits include non-current
and current deposits in lien with banks primarily on account of term deposits held as margin money deposits against guarantees amounting to
₹
 Nil and
₹
 654, respectively (March 31, 2021: Term deposits
non-current
of
₹
 4 and Term deposits current of
₹
 615).

Summary of Financial Information in Respect of Investments Accounted for Using Equity Method
The aggregate summarized financial information in respect of the Company’s immaterial associates that are accounted for using the equity method is set forth below:

	As at March 31,
	2020		2021		2022
Carrying amount of the Company’s interest in associates accounted for using the equity method	₹	1,383	₹	1,464	₹	774

	For the year ended March 31,
	2020		2021		2022
Company’s share of net profit / (loss) of associates accounted for using the equity method in consolidated statement of income	₹	29	₹	130	₹	57

Summary of Equity Method Investments
Details of investments in equity instruments- classified as
FVTOCI

	Carrying value
	As at March 31,
Particulars	2021		2022
Non-current
Tricentis Corporation	₹	674	₹	2,698
YugaByte, Inc.		494		1,993
TLV Partners, L.P.		804		1,209
Vectra Networks, Inc		562		1,064
CyCognito Ltd.		216		977
TLV Partners II, L.P.		295		774
Immuta, Inc.		714		740
Incorta , Inc.		512		712
Harte Hanks Inc.		319		575
B Capital Fund II, L.P.		220		493
Work-Bench Ventures II-A, LP		170		413
Tradeshift Inc.		367		379
Boldstart Ventures IV, L.P.		156		379
Vicarious FPC, Inc.		309		321
Boldstart Opportunities II, L.P.		79		296
Glilot Capital Partners III L.P.		87		289
TLV Partners III, L.P.		73		288
Avaamo Inc.		252		261
Vulcan Cyber Ltd.		219		227
Sealights Technologies Ltd.		146		182
Netspring Data, Inc.		—		152
Headspin Inc.		140		145
Moogsoft (Herd) Inc.		179		133
Squadcast, Inc.		—		91
Wep Peripherals Ltd.		60		60
Wep Solutions Limited		26		41
Work-Bench Ventures III-A, LP		11		33
Altizon Systems Private Limited		38		19
Drivestream India Private Limited		19		19
CloudKnox Security Inc.		146		—
IntSights Cyber Intelligence Limited		620		—
Ensono Holdings, LLC		2,665		—

Total	₹	10,572	₹	14,963

Details of investments in equity instruments- classified as FVTPL

	Carrying value
	As at March 31,
Particulars	2021		2022
Non-current
Lilt, Inc.	₹	—	₹	378
YugaByte, Inc.		—		357
CyCognito Ltd.		—		227
Nexus Ventures VI, L.P.		—		189
Functionize, Inc.		—		152
vFunction Inc.		—		152
SYN Ventures Fund LP		—		118
Sealights Technologies Ltd .		—		114
Incorta , Inc.		—		90
TLV Partners IV, L.P.		—		60
Boldstart Opportunities III, L.P.		—		55
Sorenson Ventures, L.P.		—		42
Glilot Capital Partners IV, L.P		—		32
Altizon Systems Private Limited		—		10
Total	₹	—	₹	1,976